Annual Fund Operating Expenses - PLUS Korea Manufacturing Core Alliance Index ETF - PLUS Korea Manufacturing Core Alliance Index ETF	Apr. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	Based on estimated amounts for the current fiscal year.